Goodwill - Additional Information (Detail) - USD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill, impairment loss	$ 0	$ 5,377